Asbestos (Tables)	12 Months Ended
Mar. 31, 2024
Asbestos [Abstract]
Asbestos Adjustments
The Asbestos adjustments loss included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
Change in estimates:
Change in actuarial estimate - asbestos liability	$148.1	$56.0	$145.6
Change in actuarial estimate - insurance receivable	(3.1)	(0.1)	(5.3)
Change in estimate - AICF claims-handling costs	8.5	1.2	0.6
Subtotal - Change in estimates	153.5	57.1	140.9
Effect of foreign exchange on Asbestos net liabilities	(9.7)	(45.9)	(13.2)
Loss on foreign currency forward contracts	7.8	24.5	5.3
Other	0.1	1.3	(1.3)
Asbestos adjustments loss	$151.7	$37.0	$131.7

Central Estimates, Net of Insurance Recoveries
The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMG as of 31 March 2024:

	As of 31 March 2024
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted and Inflated	949.0	1,457.8
Central Estimate – Undiscounted but Inflated	1,254.7	1,927.4
Central Estimate – Undiscounted and Uninflated	907.6	1,394.3
The following table summarizes the results of the analysis:

	As of 31 March 2024
(Millions of US and Australian dollars, respectively)	US$	A$
Discounted (but inflated) - Low	758.8	1,165.6
Discounted (but inflated) - High	1,416.1	2,175.4

Undiscounted (but inflated) - Low	987.4	1,516.8
Undiscounted (but inflated) - High	1,960.5	3,011.7

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed
The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2024	2023	2022	2021	2020
Number of open claims at beginning of period	359	365	360	393	332
Number of new claims
Direct claims	410	403	411	392	449
Cross claims	154	152	144	153	208
Number of closed claims	544	561	550	578	596
Number of open claims at end of period	379	359	365	360	393
Average settlement amount per settled claim	A$289,000	A$303,000	A$314,000	A$248,000	A$277,000
Average settlement amount per case closed [1]	A$262,000	A$271,000	A$282,000	A$225,000	A$245,000

Average settlement amount per settled claim	US$190,000	US$208,000	US$232,000	US$178,000	US$189,000
Average settlement amount per case closed [1]	US$172,000	US$186,000	US$208,000	US$162,000	US$167,000
[1] The average settlement amount per case closed includes nil settlements.

Schedule of Net Unfunded AFFA Liability, Net of Tax
The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the fiscal year ended 31 March 2024:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Restricted Cash and Investments	Other Assets and Liabilities	Net Unfunded AFFA Liability	Deferred Tax Assets	Income Tax Payable	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2023	$(977.1)	$35.0	$244.7	$(0.6)	$(698.0)	$298.6	$40.7	$(358.7)
Asbestos claims paid	114.8	—	(114.8)	—	—	—	—	—
Payment received in accordance with AFFA	—	—	91.8	—	91.8	—	—	91.8
AICF claims-handling costs incurred (paid)	1.2	—	(1.2)	—	—	—	—	—
AICF operating costs paid - non claims-handling	—	—	(1.6)	—	(1.6)	—	—	(1.6)
Change in actuarial estimate	(148.1)	3.1	—	—	(145.0)	—	—	(145.0)
Change in claims handling cost estimate	(8.5)	—	—	—	(8.5)	—	—	(8.5)
Impact on deferred income tax due to change in actuarial estimate	—	—	—	—	—	46.0	—	46.0
Insurance recoveries	—	(5.6)	5.6	—	—	—	—	—
Movement in income tax payable	—	—	—	—	—	(39.5)	(0.8)	(40.3)
Other movements	—	—	9.1	0.7	9.8	(2.6)	0.4	7.6
Effect of foreign exchange	28.0	(1.0)	(9.4)	1.4	19.0	(8.5)	(0.8)	9.7
Closing Balance - 31 March 2024	$(989.7)	$31.5	$224.2	$1.5	$(732.5)	$294.0	$39.5	$(399.0)

Schedule of Remaining Time Deposits	The following table represents the investments outstanding as of 31 March 2024:

Date Invested	Maturity Date	Interest Rate	A$ Millions
January 2024	24 January 2025	5.20%	60.0
October 2023	16 October 2024	5.13%	70.0
July 2023	24 July 2024	5.34%	60.0
April 2023	15 April 2024	4.35%	30.0
April 2022	5 April 2024	2.75%	54.0